Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Diluted (in Shares)	9,058,025	8,974,247
Diluted	$ (0.80)	$ (1.32)
Phoenix Biotech Acquisition Corp
Diluted	$ (0.39)	$ (0.03)
Phoenix Biotech Acquisition Corp | Class A Common Stock
Diluted (in Shares)	4,224,247	17,896,428
Phoenix Biotech Acquisition Corp | Class B Common Stock
Diluted	$ (0.39)	$ (0.03)